COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Liability Contingency [Line Items]
Operating lease expense	$ 11,250	$ 11,250	$ 45,000	$ 34,125
Operating Lease, Right-of-Use Asset	87,145		17,925	58,225
Operating Lease, Liability, Current	28,854		14,724	41,618
Operating Lease, Liability, Noncurrent	56,341		0	14,723
Proceeds from royalties	0	833,333	0	583,333
Other Income			198,910	0
PPP Loan [Member]
Product Liability Contingency [Line Items]
Proceeds from royalties	$ 0	$ 0	0	500,000
Deferred Revenue			1,000,000	$ 1,000,000
Other Income			$ 1,000,000